Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 15,339.0	$ 246.2	₨ 14,659.9
Software and systems	16,123.2	258.8	13,150.2
Equipment and furniture	49,270.1	790.7	44,907.5
Property and equipment, at cost	80,732.3	1,295.7	72,717.6
Less: Accumulated depreciation	47,376.4	760.4	41,348.5
Property and equipment, net	₨ 33,355.9	$ 535.3	₨ 31,369.1